CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenue from VIP Gaming Operations	$ 10,578,785	$ 21,869,783	$ 28,500,970	$ 63,571,015
Total Revenues	10,578,785	21,869,783	28,500,970	63,571,015
Expenses
- Commission to Junket Agents	9,035,121	19,253,556	22,760,102	47,251,688
- Selling, General and Administrative Expenses	4,472,369	4,644,627	7,973,559	10,036,683
- Special Rolling Tax	86,007	173,698	205,836	393,263
- Impairment of Goodwill	0	17,754,136	0	17,754,136
- Amortization of Intangible Assets	4,064,631	4,092,683	8,136,369	8,183,361
- Impairment of Intangible Assets	97,279,517	0	97,279,517	0
- Provision for Doubtful Accounts	21,461,434	0	21,461,434	0
Total Expenses	136,399,079	45,918,700	157,816,817	83,619,131
Operating loss attributable to ordinary shareholders before change in fair value of contingent consideration	(125,820,294)	(24,048,917)	(129,315,847)	(20,048,116)
Change in Fair Value of Contingent Consideration for the Acquisitions of King's Gaming, Bao Li Gaming and Oriental VIP Room	0	244,129	0	13,325,814
Net Loss Attributable to Ordinary Shareholders	(125,820,294)	(23,804,788)	(129,315,847)	(6,722,302)
Other Comprehensive Income (loss)
Foreign Currency - Translation Adjustment	(189,762)	35,828	(374,176)	52,991
Total Comprehensive Loss	$ (126,010,056)	$ (23,768,960)	$ (129,690,023)	$ (6,669,311)
Net Loss Per Share
Basic (in dollars per share)	$ (1.99)	$ (0.38)	$ (2.05)	$ (0.11)
Diluted (in dollars per share)	$ (1.99)	$ (0.38)	$ (2.05)	$ (0.11)
Weighted Average Shares Outstanding
Basic (in shares)	63,103,781	62,150,102	63,103,781	61,871,123
Diluted (in shares)	63,103,781	62,150,102	63,103,781	61,871,123